INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 8:-    INTANGIBLE ASSETS, NET

	December 31,
	2025	2024
Cost:

Technology	$42,669	$28,819
Customer relations	17,603	17,603
Non-Competition agreement	127	127
Customer data	12,043	12,043
Domain	552	552
Trade Name	2,780	—
Other intangible assets	291	291

	76,065	59,435

Less - accumulated amortization	44,255	37,294

Intangible assets, net	$31,810	$22,141

Estimated amortization expense for the years ended:

2026	$8,088
2027	8,040
2028	7,448
2029	3,938
2030	1,811
Thereafter	2,485

$31,810

Amortization expense related to intangible assets, net was included in the following line items in the consolidated statements of comprehensive income:

	December 31,
	2025	2024	2023

Cost of revenues	$4,420	$2,669	$2,669
Selling and marketing	2,538	3,196	3,281
General and administrative	4	4	4

	$6,962	$5,869	$5,954